Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income
Other Comprehensive Income

Note 13 - Other Comprehensive Income

Other comprehensive income components and related taxes were as follows:

	2011	2010	2009
Net unrealized holding gain (loss) on available for sale securities	$13,635	$(5,227)	$8,098
Reclassification adjustments for losses and gains later recognized in income	(7,982)	(267)	(109)
Tax effect	(2,341)	2,184	(3,176)
Net unrealized gain (loss) on available for sale securities	3,312	(3,310)	4,813

Change in postretirement obligation, (loss) gain	(50)	19	118
Tax effect	27	(8)	(47)
Net change in postretirement obligation, (loss) gain	(23)	11	71
Other comprehensive income (loss)	$3,289	$(3,299)	$4,884

A summary of the accumulated other comprehensive income balances, net of tax were as follows:

	Balance at 12/31/10	Current Period Change	Balance at 12/31/11
Unrealized gains on securities available for sale	$588	$3,312	$3,900
Unrealized loss on postretirement obligation	(303)	(23)	(326)
Total	$285	$3,289	$3,574